Statement of Additional Information Supplement
American Century World Mutual Funds
Statement of Additional Information dated April 1, 2024

American Century Quantitative Equity Funds
Statement of Additional Information dated November 1, 2024

Supplement dated February 14, 2025

Arun Daniel, Portfolio Manager and Head of Disciplined Equity Group Strategies, no longer serves as portfolio manager for the funds effective February 14, 2025.
The entries for Arun Daniel are to be deleted.

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